DEBT - Golar 2017 Convertible Bonds, Norwegian Bonds, Golar Tundra Facility, RCF, Gimi Facility and Corporate RCF - Narrative (Details)				1 Months Ended					12 Months Ended
	Feb. 17, 2017 USD ($) shares $ / shares	Feb. 13, 2017 $ / shares	Dec. 31, 2014	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Apr. 30, 2021 shares	Dec. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) extensionOption	Mar. 31, 2019 $ / shares
- Golar Tundra facility
Debt Instrument [Line Items]
Face amount									$ 78,200,000
Corporate RCF | New Fortress Energy (NFE)
Debt Instrument [Line Items]
Common units, pledged as collateral (in shares) | shares				18,627,451
Credit Facility | New Fortress Energy (NFE)
Debt Instrument [Line Items]
Common units, pledged as collateral (in shares) | shares						18,627,451			18,627,451
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Face amount	$ 402,500,000
Coupon rate (in percent)	2.75%
Loss on partial redemption of convertible bonds					$ 800,000
Debt instrument conversion price (in dollars per share) | $ / shares	$ 37.69										$ 37.05
Debt instrument threshold percentage of stock price trigger	35.00%
Share price (in dollars per share) | $ / shares		$ 27.92
Derivative, cost of hedge	$ 31,200,000
Debt instrument all-in cost percent	4.30%
Number of shares issued if converted (in shares) | shares	10,678,647
Convertible debt	$ 320,300,000
Convertible, carrying amount of equity component	$ 39,900,000
Redeemed amount					85,200,000
Debt instrument capped call strike price (in usd per share) | $ / shares	$ 37.69
Cap price premium | $ / shares	$ 48.86
Capped price threshold (in percent)		75.00%
Proceeds from issuance of convertible bonds	$ 360,200,000
Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)							366 days
Face amount				$ 100,000,000			$ 100,000,000			$ 100,000,000
Basis spread on variable rate (in percent)							5.00%
Credit Facility | Revolving Credit Facility | Extended Maturity
Debt Instrument [Line Items]
Maturity period of debt (in days or years)										366 days
Number of loan extension options | extensionOption										2
Credit Facility | Corporate RCF
Debt Instrument [Line Items]
Maturity period of debt (in days or years)				3 years
Face amount				$ 200,000,000
Secured Debt | - Golar Tundra facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)									5 years
Secured Debt | New Golar Tundra Facility
Debt Instrument [Line Items]
Face amount									$ 182,000,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)								5 years
Balloon payment to be paid								$ 9,100,000
Basis spread on variable rate (in percent)			2.25%						2.75%
Unsecured Debt | 7% Unsecured Bonds, Maturing Oct 2025
Debt Instrument [Line Items]
Face amount					$ 300,000,000
Coupon rate (in percent)					7.00%
Long-term Debt | New Golar Tundra Facility
Debt Instrument [Line Items]
Proceeds from lines of credit									$ 158,000,000
LIBOR | - Golar Tundra facility
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									3.00%
LIBOR | Corporate RCF
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.80%
LIBOR | Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						4.50%